CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 34,805,905	$ 66,659,388	$ 42,650,028
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	29,279,835	26,118,778	38,342,931
Loss from equity in affiliates	227,977	223,389	69,194
Investment income	(271,501)
Allowance for doubtful accounts	18,959,895	11,599,708	6,373,132
Share-based compensation	11,518,112	8,880,397	310,504
Amortization of discounts related to liability for exclusive rights		52,922	935,177
Others	274,263	35,709	20,664
Changes in operating assets and liabilities:
Accounts receivable	(12,189,414)	(45,417,127)	(7,325,344)
Customer deposits	(58,833,225)
Amounts due from related parties	(8,222)	3,471,274	(3,882,437)
Prepaid expenses and other current assets	(8,334,672)	(4,236,540)	(1,531,557)
Other non-current assets	(264,398)	(247,654)	(281,717)
Accounts payable	(42,576)	(1,051,548)	(301,228)
Accrued payroll and welfare expenses	(2,265,584)	17,515,586	10,398,953
Income tax payable	9,774,416	15,249,420	20,119,753
Other tax payable	4,214,594	9,297,217	8,320,720
Amounts due to related parties	48,449,802	4,381,372	(21,644,489)
Other current liabilities and accrued expenses	(16,319,318)	14,668,180	8,930,136
Deferred taxes	(7,700,893)	(2,369,482)	(18,081,440)
Net cash provided by operating activities	51,274,996	124,830,989	83,422,980
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(14,810,650)	(12,122,678)	(16,957,279)
Investment in affiliates	(369,595)	(245,138)	(246,027)
Proceeds from disposal of property and equipment	80,472	12,400	546,373
Net cash used in investing activities	(15,099,773)	(12,355,416)	(16,656,933)
Financing activities:
Contribution from non-controlling interest			36,904
Refund loans to related parties	(42,513,286)		(43,818,894)
Advance from related parties		276,000	2,760,000
Contribution from E-House		120,000	1,000
Dividends to non-controlling interests	(10,260)		(338,941)
Proceeds from issuance of ordinary shares, net of paid issuance costs of $15,036,616		120,257,584
Proceeds from exercise of options	1,582,240	535,535
Acquisition of non-controlling interest of subsidiaries	(17,360,080)	(14,418,056)
Dividends to shareholders	(26,873,022)
Proceeds from partial disposal of subsidiaries		309,395
Net cash provided by (used in) financing activities	(85,174,408)	107,080,458	(41,359,931)
Effect of exchange rate changes on cash and cash equivalents	(8,515,962)	(474,614)	2,233,257
Net increase (decrease) in cash and cash equivalents	(57,515,147)	219,081,417	27,639,373
Cash and cash equivalents at the beginning of the year	317,811,056	98,729,639	71,090,266
Cash and cash equivalents at the end of the year	260,295,909	317,811,056	98,729,639
Supplemental disclosure of cash flow information:
Income taxes paid	5,196,133	1,953,177	1,478,483
Non-cash investing and financing activities:
Additional paid in capital recognized in connection with business acquisition			(6,459)
Consideration payable for amount recognized in purchase of exclusive rights			(8,967,972)
Related party loans waived and recorded as a capital contribution			1,000
Related party payable recorded as a capital contribution		2,857,251	15,527,623
Deemed distribution to E-House associated with tax liability		(571,227)	$ (2,381,799)
Decrease in amount due to related party due to vesting of restricted shares	1,012,000	1,012,000
Payables for acquisition of non-controlling interest	$ (7,338,593)	$ (25,645,630)